Shareholders’ equity	9 Months Ended
Sep. 30, 2025
Notes and other explanatory information [abstract]
Shareholders’ equity
11.	Shareholders’ equity

Share capital

The Company has authorized an unlimited number of common shares (being voting and participating shares) with no par value, as well as an unlimited number of preferred, first and second ranking shares, issuable in series, with rights and privileges specific to each class, with no par value.

As discussed in Note 1, Business Overview, on June 3, 2024, each outstanding Ceapro common share was exchanged for 0.02360 of an Aeterna common share. Accordingly, all common shares, stock options and per share amounts in these interim condensed consolidated financial statements have been retroactively adjusted for all periods presented to give effect to the share exchange.

COSCIENS Biopharma Inc. (formerly Aeterna Zentaris Inc.)

Notes to the Condensed Interim Consolidated Financial Statements

As of September 30, 2025, and for the three months ended September 30, 2025, and 2024

(In thousands of US dollars, except share and per share data and as otherwise noted)

(Unaudited)

	Common shares	Amount
	#	$
Balance – December 31, 2024	3,140,621	22,486
Granted	41,588	136
Balance – September 30, 2025	3,182,209	22,622

	Common shares	Amount
	#	$
Balance – December 31, 2023	1,847,593	13,517
Deemed issuance of shares to Aeterna shareholders	1,213,967	8,485
Granted	60,167	386
Balance – September 30, 2024	3,121,727	22,388

Share-based compensation

The compensation expense for the three months ended September 30, 2025, was $21 (2024 – $29) and for the nine months ended September 30, 2025, was $16 (2024 - $43) recognized over the vesting period. Option activity for the nine months ended September 30, 2025, and 2024, was as follows:

	Stock options	Weighted average exercise price
	#	$
Balance – January 1, 2025	76,024	25.77
Cancelled / Forfeited	(27,843)	13.83
Balance – September 30, 2025	48,181	31.27

	Stock options	Weighted average exercise price
	#	$
Balance – January 1, 2024	74,371	20.74
Granted - Replacement options	12,949	50.65
Cancelled / Forfeited	(7,258)	34.90
Balance – September 30, 2024	80,062	12.50

COSCIENS Biopharma Inc. (formerly Aeterna Zentaris Inc.)

Notes to the Condensed Interim Consolidated Financial Statements

As of September 30, 2025, and for the three months ended September 30, 2025, and 2024

(In thousands of US dollars, except share and per share data and as otherwise noted)

(Unaudited)